UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06170
Lebenthal Funds, Inc.
(Exact name of registrant as specified in charter)
120 Broadway, New York, NY		10271
(Address of principal executive offices)		(Zip code)
ALEXANDRA LEBENTHAL Lebenthal 120 Broadway New York, New York 10271

Copy to: DAVID C. PHELAN, ESQ. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 594-7078

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1.  Schedule of Investments.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
MUNICIPAL BONDS (85.14%)
$3,000,000	Battery Park City Authority- New York Revenue, Refunding-Series A, 5.00%, due 11/01/24	$3,125,220	Aaa	AAA
1,000,000	Chautauqua, New York Tobacco Asset Securitization Corporation, 6.75%, due 07/01/40	1,009,550
1,000,000	Childrens Trust Fund, Tobacco Settlement, 5.50%, due 05/15/39	860,330	Baa3	BBB
880,000	East Williston, New York Union Free School District-Series A, 5.00%, due 06/15/18	949,238	Aa2
4,000,000	Erie County, New York Tobacco Asset Securitization Corporation-Series A, 6.25%, due 07/15/40	3,831,920	Ba1	BBB
3,250,000	Essex County, New York IDA Civic Facility (Moses Ludington Nursing Home), (FHA Insured), 6.375%, due 02/01/50	3,593,817		AAA
5,000,000	Long Island Power Authority-New York Electrical Systems Revenue-Series A (MBIA Insured), 5.00%, due 09/01/27	5,091,600	Aaa	AAA
5,000,000	Metropolitan Transportation Authority New York-Series A, (FGIC Insured), 5.00%, due 11/15/25	5,148,850	Aaa	AAA
550,000	Metropolitan Transportation Authority New York-Series A, (FGIC Insured), 5.00%, due 11/15/31	557,931	Aaa	AAA
1,000,000	Monroe County, New York IDA (Southview Towers Project), (SONYMA Insured), Subject to AMT, 6.25%, due 02/01/31	1,088,590	Aa1
7,730,000	Monroe County, New York Tobacco Asset Securitization Corporation, 6.375%, due 06/01/35	7,560,945	Ba1	BBB
5,425,000	Nassau County, New York Interim Finance Authority-Series A2, (AMBAC Insured), 5.125%, due 11/15/21, Prerefunded to 11/15/06	5,869,145	Aaa	AAA
575,000	Nassau County, New York Interim Finance Authority-Series A2, (AMBAC Insured), 5.125%, due 11/15/21	608,718	Aaa	AAA
2,600,000	Nassau County, New York Interim Finance Authority-Series B, (AMBAC Insured), 5.00%, due 11/15/18	2,806,752	Aaa	AAA
1,000,000	New York City Housing Development Corporation (Multifamily Housing)-Series E, (SONYMA Insured), 6.25%, due 05/01/36	1,085,290	Aa2	AA
2,600,000	New York City Transitional Finance Authority, Future Tax Secured - Series B, 5.00%, due 08/01/23	2,704,208	Aa2	AA+
700,000	New York City Transitional Finance Authority, Future Tax Secured - Series C, 5.00%, due 08/01/24	720,720	Aa2	AA+
425,000	New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18	463,335	Aa2	AA+
420,000	New York City Transitional Finance Authority-SeriesB, 5.50%, due 02/01/17	462,596	Aa2	AA+

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
2,000,000	New York City Transitional Finance Authority-Series A, 5.375%, due 02/15/23	2,274,400	Aa2	AA+
575,000	New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18, Prerefunded to 02/01/11	656,846	Aa2
1,500,000	New York City Transitional Finance Authority-Series C, 5.50%, due 11/01/29, Prerefunded to 05/01/10	1,720,215	Aa2	AA+
2,300,000	New York Counties Tobacco Trust I, 6.50%, due 06/01/35	2,287,580	Ba1	BBB
1,500,000	New York Counties Tobacco Trust I, 6.625%, due 06/01/42	1,505,865	Ba1	BBB
4,000,000	New York State Dormitory Authority (City University), (FGIC Insured), 5.25%, due 07/01/18	4,381,720	Aaa	AAA
2,795,000	New York State Dormitory Authority (City University), (FGIC Insured), 5.25%, due 07/01/30	3,151,446	Aaa	AAA
1,680,000	New York State Dormitory Authority (Columbia University)-Series B, 5.00%, due 07/01/21	1,778,028	Aaa	AAA
1,800,000	New York State Dormitory Authority (Columbia University)-Series B, 5.00%, due 07/01/23	1,884,168	Aaa	AAA
2,000,000	New York State Dormitory Authority (Court Facilities)-Series A, 5.375%, due 05/15/23	2,127,720	A3	A
4,500,000	New York State Dormitory Authority (Court Facilities)-Series A, 5.50%, due 05/15/20	4,878,180	A3	A
1,660,000	New York State Dormitory Authority (Fordham University), 5.00%, due 07/01/22	1,736,493	Aaa	AAA
6,105,000	New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.60%, due 02/01/34	6,251,337		AA
2,150,000	New York State Dormitory Authority (Jewish Geriatric-Long Island), (FHA Insured), 7.35%, due 08/01/29	2,202,568		AAA
2,250,000	New York State Dormitory Authority (Jewish Home of Central New York), 6.25%, due 07/01/25	2,372,108
1,815,000	New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/17	2,000,420		AA
2,400,000	New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/18	2,637,600		AA
2,285,000	New York State Dormitory Authority (Master BOCES Program), (FSA Insured), 5.00%, due 08/15/23	2,387,025	Aaa	AAA
2,500,000	New York State Dormitory Authority (New York State University), 5.125%, due 05/15/31	2,836,625	Aaa	AAA
1,205,000	New York State Dormitory Authority (New York University)-Series 1, (AMBAC Insured), 5.50%, due 07/01/19	1,404,211	Aaa	AAA

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
1,000,000	New York State Dormitory Authority (New York University)-Series 1, (AMBAC Insured), 5.50%, due 07/01/22	1,156,480	Aaa	AAA
1,000,000	New York State Dormitory Authority (Nursing Home-Menorah Campus), (AMBAC/FHA Insured), 6.10%, due 02/01/37	1,095,390		AAA
250,000	New York State Dormitory Authority (Rochester University) - Series A, 5.25%, due 07/01/23	266,183	A1	A+
200,000	New York State Dormitory Authority (Rochester University) - Series A, 5.25%, due 07/01/24	211,800	A1	A+
4,400,000	New York State Dormitory Authority (Rockefeller University), 5.00%, due 07/01/28	4,485,492	Aaa	AAA
2,400,000	New York State Dormitory Authority (W.K. Nursing Home), (FHA Insured), 6.125%, due 02/01/36	2,608,152		AAA
715,000	New York State Dormitory Authority - Series B, (FHA Insured), 6.65%, due 08/15/30	838,523	Aa2	AAA
5,525,000	New York State Energy Research & Development Authority-Pollution Control Revenue, (Niagara Mohawk Power Corporation) Project A, 5.15%, due 11/01/25	5,700,584	Aaa	AAA
985,000	New York State Environmental Facilities Corporation, Personal Income Tax- Series A, (FGIC Insured), 5.00%, due 01/01/23	1,024,410	Aaa	AAA
1,810,000	New York State Housing Finance Agency (Housing Project Mortgage)-Series A, (FSA Insured), 6.125%, due 11/01/20	1,886,020	Aaa	AAA
1,280,000	New York State Medical Care Facilities Finance Agency-Series B (FHA Insured), 6.60%, due 08/15/34	1,310,682	Aa2	AA
500,000	New York State Power Authority -, Series A, 5.00%, due 11/15/19	532,850	Aa2	AA-
2,980,000	New York State Thruway Authority (General Revenue)-Series E, 5.00%, due 01/01/25	3,041,269	Aa3	AA-
950,000	New York State Thruway Authority (Highway and Bridge), Second Generation- Series B, (FSA Insured), 5.00%, due 04/01/17	1,027,739	Aaa	AAA
1,535,000	New York State Thruway Authority (Highway and Bridge)-Series A, (FGIC Insured), 5.50%, due 04/01/17	1,701,440	Aaa	AAA
2,190,000	New York State Thruway Authority (Highway and Bridge)-Series C (FGIC Insured), 5.00%, due 04/01/20	2,314,348	Aaa	AAA
225,000	New York State Urban Development Corporation, Personal Income Tax Series C-1 (FGIC Insured), 5.50%, due 03/15/19	251,968	Aaa	AAA
1,000,000	New York State Urban Development Corporation, Subordinated Lien Corporation Purpose- Series A, 5.125%, due 07/01/20	1,047,540	A2	A

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
1,520,000	New York State Urban Development Corporation, Subordinated Lien Corporation Purpose-Series A, 5.125%, due 07/01/21	1,586,120	A2	A
3,800,000	New York State Urban Development Corporation (Correctional Facilities), (FSA Insured), 5.25%, due 01/01/30	4,278,002	Aaa	AAA
1,965,000	New York, New York-Series D, (FSA Insured), 5.125%, due 08/01/18	2,142,007	Aaa	AAA
500,000	New York, New York-Series G, 5.25%, due 08/01/15	546,160	A2	A
1,000,000	Niagara County, Tobacco Asset Securitization Corporation, 6.25%, due 05/15/40	958,660	Ba1
1,000,000	Port Authority of New York & New Jersey, Consolidated-132ND Series, 5.00%, due 09/01/25	1,029,000	A1	AA-
335,000	Red Hook, New York Central School District, Refunding, (FSA Insured), 5.125%, due 06/15/18	361,616	Aaa
1,000,000	Rensselaer, Tobacco Asset Securitization Corporation-Series A, 5.75%, due 06/01/43	884,010	Ba1	BBB
2,400,000	Triborough, New York State Bridge & Tunnel Authority-, (MBIA Insured), 5.25%, due 11/15/23	2,561,208	Aaa	AAA
1,750,000	Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%, due 01/01/32	1,765,925	Aa3	AA-
2,000,000	Triborough, New York State Bridge & Tunnel Authority-Series B, 5.00%, due 11/15/27	2,030,800	Aa3	AA-
885,000	Westchester County, New York Health Care Corporation-Series B, (County Guaranteed), 5.25%, due 11/01/17	970,703	Aaa	AAA
	Total Municipal Bonds (Cost $141,353,623)	147,628,391

Shares
CLOSED-END FUNDS (7.59%)
536,324	Muniholdings New York Insured Fund	7,562,168
296,890	Muniyield New York Insured Fund	3,886,290
10,000	Nuveen Insured New York Premium	151,800
100,000	Van Kampen Trust Investment Grade New York Municipals	1,564,000
	Total Closed-End Funds (Cost $12,080,902)	13,164,258

Face Amount
COMMERCIAL PAPER (6.66%)
$5,058,000	AIG Funding Inc., 1.48%, due 09/02/04	$5,058,000
6,481,000	General Electric Capital Corporation, 1.40%, due 09/01/04	6,481,000

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
	Total Commercial Paper (Cost $11,539,000)	11,539,000

	Total Investments (99.39%) (Cost $164,973,525)+	172,331,649
	Cash and Other Assets, Net of Liabilities (0.61%)	1,065,000
	NET ASSETS (100.00%)	$173,396,649

See Notes to Financial Statements.

+            Aggregate cost for federal Income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal Income tax purposes, are $7,860,247 and $502,123 respectively, resulting in net unrealized appreciation of $7,358,124.

Key:
AMBAC	Ambac Indemnity Corporation
AMT	Alternative Minimum Tax
BOCES	Board of Cooperative Education Services
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IDA	Industrial Development Agency
MBIA	Municipal Bond Insurance Association
SONYMA	State of New York Mortgage Agency

See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
MUNICIPAL BONDS (89.89%)
$350,000	Allen County, Indiana War Memorial Coliseum Additions Building Corporation, (AMBAC Insured), 6.875%, due 11/01/25	$377,079	Aaa
600,000	Atlanta & Fulton County, Georgia Recreational Authority-Downtown Area Project, (FSA Insured), 7.00%, due 12/01/28	656,358	Aaa	AAA
300,000	Bridgeport, Connecticut Taxable Pension Bonds, General Obligation, (FGIC Insured), 7.64%, due 01/15/30	376,227	Aaa	AAA
600,000	Broward County, Florida Airport Systems Revenue, (AMBAC Insured) Taxable Series J2, 6.90%, due 10/01/21	696,780	Aaa	AAA
125,000	California State University Revenue, Sacramento Auxiliary-Series B, (MBIA Insured), 6.45%, due 10/01/17	136,058	Aaa	AAA
100,000	Connecticut State Development Authority- Sub Series B1 Revenue, 8.50%, due 08/15/14, Called 11/01/04	102,357		A+
150,000	Connecticut State Health & Educational Facilities Authority, Maefair Health Care, 9.20%, due 11/01/24	207,939	A1	AA
150,000	Connecticut State Health & Educational Facilities Authority, Shady Knoll Center, 8.90%, due 11/01/24	203,749	A1	AA
250,000	Cuyahoga County, Ohio Economic Development, Gateway Arena Project- Series A, 8.625%, due 06/01/22	324,177	Aa2
600,000	Dane County, Wisconsin, Taxable Series C, General
	Obligation, 5.30%, due 12/01/16	612,090	Aaa
225,000	Detroit, Michigan Downtown Development Authority Tax Increment Revenue, Taxable-Development Area No.1 Project-B, (MBIA Insured), 6.68%, due 07/01/28	257,058	Aaa	AAA
250,000	Dover, Delaware Electric Revenue, Taxable, Refunding, (FSA Insured), 4.75%, due 07/01/12	251,630	Aaa
100,000	Florida Housing Finance Agency, Mariner Club- K-2, (AMBAC Insured), 8.25%, due 09/01/15	110,225	Aaa	AAA
250,000	Fresno County, California Pension Obligation, (FGIC Insured), 6.67%, due 08/15/18	286,025	Aaa	AAA
500,000	Glendale, Arizona Municipal Property Corporate Excise Tax-Series B, (AMBAC Insured), 5.58%, due 07/01/32	500,600	Aaa	AAA
425,000	Harrisburg, Pennsylvania, Resource Recovery Facilities Authority-Series B, 8.05%, due 09/01/25	521,101	Aaa	AAA
150,000	Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09	153,483	A2

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
250,000	Illinois State, General Obligation, 4.95%, due 06/01/23	237,790	Aa3	AA
110,000	Illinois State, Taxable, Pension Funding, (XLCA/ ICR Insured), 5.10%, due 06/01/33	104,329	Aaa	AAA
250,000	Industry, California, General Obligation, (MBIA Insured), 6.70%, due 07/01/21	267,095	Aaa	AAA
750,000	Jersey City, New Jersey Municipal Utilities Authority-Series B, (MBIA Insured), 5.47%, due 05/15/27	750,862	Aaa	AAA
265,000	Kern County, California Pension Obligation, (MBIA Insured), 7.26%, due 08/15/14	313,445	Aaa	AAA
205,000	Kutztown, Pennsylvania Area School District-Series A, (FGIC Insured), 6.65%, due 11/15/31	212,921	Aaa	AAA
300,000	Lafayette, Louisiana Taxable Refunding, (AMBAC Insured), 5.70%, due 05/01/22	302,190	Aaa	AAA
400,000	Los Angeles, California Certificate Participation, Real Property-AK, 7.25%, due 04/01/29	410,884	A2
200,000	Los Angeles, California Community Redevelopment Agency, Monterey-Series D, (FSA Insured), 6.60%, due 09/01/20	216,460	Aaa	AAA
100,000	Maryland State Transportation Authority Limited Obligation, Baltimore- Washington International, (MBIA Insured), 6.48%, due 07/01/22	108,896	Aaa
500,000	Miami Dade County, Florida Educational Facilities Authority, Taxable-University of Miami-Series B, 5.36%, due 04/01/24	500,520	Aaa	AAA
200,000	Michigan State Housing Development Authority-Series A, (AMBAC Insured), 8.30%, due 11/01/15	243,084	Aaa	AAA
400,000	Middlesex County, New Jersey General Improvement-Series B, 6.20%, due 06/15/16	424,040	Aa1	AAA
10,000	Minnesota State Housing Finance Agency, Single Family Mortgage-Series G, 8.05%, due 01/01/12	10,150	Aa1	AA+
250,000	New Jersey Economic Development Authority, State Pension Funding, Revenue-Series B, 0.01%, due 02/15/21	98,643	Aaa	AAA
500,000	New Jersey Economic Development Authority- Series B, (AMBAC Insured), 5.80%, due 04/01/25	511,485	Aaa	AAA
250,000	New Jersey State Turnpike Authority Turnpike Revenue-Series B, (AMBAC Insured), 4.252%, due 01/01/16	240,870	Aaa	AAA
580,000	New York State Dormitory Authority Revenues, Highland Hospital-Series B, (MBIA/FHA Insured), 7.45%, due 08/01/35	634,810	Aaa	AAA

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
300,000	New York State Housing Finance Agency, Multi-family Housing-Series B, (FHA Insured), 8.25%, due 05/15/35	315,306	Aa1	AAA
500,000	Ohio State, Developmental Assistance, (MBIA Insured), 5.32%, due 10/01/18	498,505	Aaa	AAA
585,000	Ohio State, Taxable-Developmental Assistance-Series A, (MBIA Insured), 5.61%, due 10/01/22	589,715	Aaa	AAA
300,000	Oregon School Boards Association, Taxable-Pension-Series B, (FGIC Insured), 5.55%, due 06/30/28	303,768	Aaa	AAA
500,000	Oregon State, General Obligation, Taxable-Series B, 5.762%, due 06/01/23	522,125	Aa3	AA-
100,000	Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured), 9.07%, due 09/01/14	107,442	Aaa	AAA
600,000	Richland Lexington, South Carolina Airport District, Columbia Metropolitan Airport-Series B, (FSA Insured), 6.59%, due 01/01/17	674,292	Aaa	AAA
300,000	Rosemont, Illinois Tax Increment Project 5, (FGIC Insured), 6.95%, due 12/01/20	329,358	Aaa	AAA
225,000	Sacramento County, California-Series A, (MBIA Insured), 7.68%, due 08/15/21	281,624	Aaa	AAA
130,000	San Diego State University Foundation-Series B, (MBIA Insured), 6.70%, due 03/01/22	138,661	Aaa	AAA
200,000	Tampa, Florida Sports Authority, Hillsboro Arena Project, (MBIA Insured), 8.07%, due 10/01/26	209,238	Aaa	AAA
310,000	Texas State, Department of Housing and Community Affairs-Series C-1, (MBIA Insured), 7.76%, due 09/01/17	320,280	Aaa	AAA
323,164	Tobacco Settlement Funding Corporation, Louisiana Revenue-Series 2001A, 6.36%, due 05/15/25	316,720	Baa3	BBB
500,000	University of New Mexico, Certificates of Participation, 8.00%, due 06/30/25	559,305	Aaa	AAA
500,000	West Haven, Connecticut, (MBIA Insured), 5.84%, due 03/15/22	513,445	Aaa	AAA
	Total Municipal Bonds (Cost $15,845,263)	17,041,194

Shares
CLOSED-END FUNDS (5.30%)
56,400	Blackrock Income Trust Incorporated	422,436
58,000	Hyperion Total Return Fund Incorporated	581,740
	Total Closed-End Funds (Cost $844,612)	1,004,176

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
COMMERCIAL PAPER (6.90%)
$475,000	AIG Funding Inc., 1.48%, due 09/02/04	$475,000
833,000	General Electric Capital Corporation, 1.40%, due 09/01/04	833,000
	Total Commercial Paper (Cost $1,308,000)	1,308,000

	Total Investments (102.09%) (Cost $17,997,875)+	19,353,370
	Liabilities in Excess of Cash and Other Assets (-2.09%)	(396,448)
	NET ASSETS (100.00%)	$18,956,922

See Notes to Financial Statements.

+                 Aggregate cost for federal Income tax purposes is identical

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,389,570 and $34,075 respectively, resulting in net unrealized appreciation of $1,355,495

*                 Zero Coupon Bond

Key
AMBAC	Ambac Indemnity Corporation
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
HUD	Department of Housing and Urban Development
ICR	Insured Custodial Receipts
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
MUNICIPAL BONDS (89.84%)
$415,000	Branchburg, New Jersey Board of Education, (FGIC Insured), 5.00%, due 07/15/21	$435,127	Aaa	AAA
125,000	Cape May County, New Jersey Industrial Pollution Control Financing Authority, (MBIA Insured), Subject to AMT, 7.20%, due 11/01/29	128,636	Aaa	AAA
200,000	Childrens Trust Fund Tobacco Settlement, 5.50%, due 05/15/39	172,066	Baa3	BBB
350,000	Delaware River Port Authority, Port District Project-Series A (FSA Insured), Refunding Port District Project Series A, 5.20%, due 01/01/27	363,807	Aaa	AAA
70,000	Essex County, New Jersey Improvement Authority Orange School District-Series A, (MBIA Insured), Refunding Orange School District Series A, 6.95%, due 07/01/14	74,559	Aaa	AAA
500,000	Freehold Township, New Jersey Board of Education (MBIA Insured), 5.00%, due 02/15/22	520,395	Aaa	AAA
250,000	Gloucester County, New Jersey Improvement Authority-Series A, (MBIA Insured), 5.00%, due 07/15/23	260,908	Aaa	AAA
100,000	Irvington, New Jersey Housing & Mortgage Finance Authority, (FHA Insured), 6.50%, due 02/01/24	102,082		AAA
650,000	Mercer County, New Jersey Improvement Authority, Government Leasing Program (AMBAC Insured, County Guaranteed), 5.00%, due 12/15/18	701,025	Aaa	AAA
200,000	Middlesex County, New Jersey Improvement Authority, 5.00%, due 08/01/22	208,050	Aaa	AAA
115,000	Morris County, New Jersey Improvement Authority, School Improvement, (County Guaranteed), 5.00%, due 08/15/16	125,027	Aaa
100,000	New Jersey Economic Development Authority, New Jersey American Water Co. Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34	102,827	Aaa	AAA
500,000	New Jersey Economic Development Authority, School Facilities Construction Series A, 5.00%, due 06/15/21	522,480	Aaa	AAA
50,000	New Jersey Economic Development Authority, Economic Development Revenue, Heath VLG-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16	52,037		A+
25,000	New Jersey Economic Development Authority, Economic Development Revenue, Prerefunded-Heath VLJ-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16, Prerefunded to 05/01/06	26,928		A+

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
150,000	New Jersey Economic Development Authority, Economic Development Revenue, Refunding-Burlington Coat Factory, (LOC-First Union National Bank), 6.125%, due 09/01/10	151,388	Aa2
100,000	New Jersey Economic Development Authority, Pollution Control Revenue, Public Service Electric & Gas Company Project, (MBIA Insured), Subject to AMT, 6.40%, due 05/01/32	102,780	Aaa	AAA
125,000	New Jersey Health Care Facilities Financing Authority, General Hospital Center at Passaic, (FSA Insured), 6.75%, due 07/01/19	159,214	Aaa	AAA
150,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, 5.75%, due 07/01/25	160,628	A2	A+
150,000	New Jersey Health Care Facilities Financing Authority, Saint Joseph’s Hospital & Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26	162,154		AAA
500,000	New Jersey State, Various Purpose, (FGIC Insured), 5.00%, due 08/01/22	522,575	Aaa	AAA
250,000	New Jersey State Educational Facilities Authority, Kean University-Series D, (FGIC Insured), 5.25%, due 07/01/23	266,720	Aaa	AAA
500,000	New Jersey State Educational Facilities Authority, Montclair State University-Series F, (FGIC Insured), 5.00%, due 07/01/31	508,650	Aaa	AAA
275,000	New Jersey State Educational Facilities Authority, Refunding-Princeton University-Series D, 5.00%, due 07/01/26	286,033	Aaa	AAA
100,000	New Jersey State Educational Facilities Authority, Rowan University-Series C, (FGIC Insured), 5.00%, due 07/01/31	101,941	Aaa	AAA
35,000	New Jersey State Higher Education Assistance Authority, Student Loan-Series A, (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17	36,729	Aaa	AAA
100,000	New Jersey State Housing & Mortgage Finance Agency, MHRB-Series A, (AMBAC/FHA Insured), 6.25%, due 05/01/28	103,760	Aaa	AAA
15,000	New Jersey State Housing & Mortgage Finance Agency, Home Buyers-Series O, Subject to AMT, 6.35%, due 10/01/27	15,409	Aaa	AAA
300,000	New Jersey State Housing & Mortgage Finance Agency, MHRB-Series B, (FSA Insured), 6.15%, due 11/01/20	322,824	Aaa	AAA
275,000	New Jersey State Housing & Mortgage Finance Agency, Refunding Series A, 6.05%, due 11/01/20	283,179	Aaa	AAA

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
500,000	New Jersey State Transport Trust Fund Authority, Transport Systems-Series B, 5.00%, due 12/15/21	522,945	Aaa	AAA
325,000	New Jersey State Transport Trust Fund Authority, Transport Systems-Series C, 5.50%, due 06/15/24	352,527	A1	A+
675,000	New Jersey State Turnpike Authority, Highway Improvement, Refunding-Series A, (FGIC Insured), 5.00%, due 01/01/19	721,669	Aaa	AAA
300,000	New Jersey State-Series H, Refunding Series H, 5.25%, due 07/01/19	339,114	Aa3	AA-
140,000	Newark, New Jersey Housing Finance Corporation Mortgage, Refunding-HUD Section 8-Manor Apartments-Series A, (FHA Insured), 7.50%, due 02/15/24	144,074		AAA
400,000	Old Bridge, New Jersey Board of Education, (MBIA Insured), 5.00%, due 07/15/30	408,368	Aaa	AAA
70,000	Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage, Affordable Housing Mortgage-Portfolio I, (GNMA/FNMA/FHLMC Insured), Subject to AMT, 6.25%, due 04/01/29	71,867	Aaa	AAA
600,000	Tobacco Settlement Financing Corporation, New Jersey, 6.125%, due 06/01/42	504,498	Baa3	BBB
500,000	Tobacco Settlement Financing Corporation, New Jersey, 7.00%, due 06/01/41	481,895	Baa3	BBB
500,000	Union County, New Jersey Improvement Authority, Madison Redevelopment Project, (FSA insured), 5.00%, due 03/01/25	515,360	Aa1
250,000	University of Medicine & Dentistry, New Jersey, (AMBAC Insured), 5.00%, due 04/15/22	262,118	Aaa	AAA
250,000	University of Medicine & Dentistry, New Jersey-Series A, 5.125%, due 12/01/22	263,648	Aaa	AAA
100,000	University of Puerto Rico Revenue-Series O, (MBIA Insured), 5.375%, due 06/01/30	102,904	Aaa	AAA
250,000	Willingboro New Jersey Utilities Authority-Series H, (AMBAC Insured), 5.25%, due 01/01/21	269,700	Aaa
	Total Municipal Bonds (Cost $11,659,645)	11,940,625

Shares
CLOSED-END FUNDS (7.49%)
38,700	Muniholdings New Jersey Insured Fund	573,147
23,400	Muniyield New Jersey Fund Incorporated	335,790
5,800	Muniyield New Jersey Insured Fund	86,072
	Total Closed-End Funds (Cost $885,618)	995,009

See Notes to Financial Statements.

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s
		(Note 1)
COMMERCIAL PAPER (1.88%)
$250,000	AIG Funding Inc., 1.48%, due 09/02/04	$250,000
	Total Investments (99.21%) (Cost $12,795,263)+	13,185,634
	Cash and Other Assets, Net of Liabilities (0.79%)	104,556
	NET ASSETS (100.00%)	$13,290,190

See Notes to Financial Statements.

+                 Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $510,475 and $120,104 respectively, resulting in net unrealized appreciation of $390,371.

Key
ACA	American Capital Access
AMBAC	Ambac Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MHRB	Multi-family Housing Bond

Item 2.  Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), is filed herewith.

SIGNATURES:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:	/s/ Alexandra Lebenthal
Alexandra Lebenthal, President and Chief Executive Officer

 Date:  October 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:	/s/ Alexandra Lebenthal
Alexandra Lebenthal, President and Chief Executive Officer

 Date:  October 27, 2004

By:	/s/ Ronald Maggiacomo
Ronald Maggiacomo, Treasurer

 Date:  October 27, 2004